UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08297

                             OPPENHEIMER MIDCAP FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: October 31

                   Date of reporting period: October 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.



TOP HOLDINGS AND ALLOCATIONS
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TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
IT Services                                                                9.5%
--------------------------------------------------------------------------------
Health Care Equipment & Supplies                                           8.4
--------------------------------------------------------------------------------
Software                                                                   8.3
--------------------------------------------------------------------------------
Specialty Retail                                                           7.8
--------------------------------------------------------------------------------
Health Care Providers & Services                                           7.2
--------------------------------------------------------------------------------
Diversified Financial Services                                             6.6
--------------------------------------------------------------------------------
Air Freight & Logistics                                                    4.9
--------------------------------------------------------------------------------
Oil & Gas                                                                  3.8
--------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods                                           3.6
--------------------------------------------------------------------------------
Commercial Services & Supplies                                             3.6

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2005, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Legg Mason, Inc.                                                           3.2%
--------------------------------------------------------------------------------
Fastenal Co.                                                               3.1
--------------------------------------------------------------------------------
Coventry Health Care, Inc.                                                 2.9
--------------------------------------------------------------------------------
Expeditors International of Washington, Inc.                               2.9
--------------------------------------------------------------------------------
Getty Images, Inc.                                                         2.5
--------------------------------------------------------------------------------
Bard (C.R.), Inc.                                                          2.5
--------------------------------------------------------------------------------
O'Reilly Automotive, Inc.                                                  2.5
--------------------------------------------------------------------------------
Comverse Technology, Inc.                                                  2.5
--------------------------------------------------------------------------------
Chicago Mercantile Exchange (The)                                          2.5
--------------------------------------------------------------------------------
Whole Foods Market, Inc.                                                   2.4

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2005, and are based on net assets. For more current Fund holdings, please visit www.oppenheimerfunds.com.


                           7 | OPPENHEIMER MIDCAP FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SECTOR ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

  Information Technology                       25.2%
    IT Services                                 9.6
    Software                                    8.3
    Semiconductors & Semiconductor Equipment    3.5
    Communications Equipment                    2.5
    Electronic Equipment & Instruments          1.3
  Consumer Discretionary                       19.9
  Industrials                                  18.4
  Health Care                                  17.9
  Financials                                   10.2
  Energy                                        6.0
  Consumer Staples                              2.4

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2005, and are based on the total market value of common stocks.

--------------------------------------------------------------------------------


                           8 | OPPENHEIMER MIDCAP FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED OCTOBER 31, 2005, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. The Fund produced relatively strong performance relative to its benchmark, the S&P Mid-Cap 400 Index during its fiscal year. The Fund's competitive performance can be attributed to strong stock selection, particularly in the specialty retail, healthcare and financial sectors. On the negative side, the Fund's relative underweight in energy hurt performance, as energy was the best performing sector in the Index over the period. Outside of energy, the Fund's overweight in IT services combined with several holdings within the electronic equipment and software sectors hampered performance.

      The Fund's investment strategy focuses on high-growth companies that are industry leaders within their marketplace. We target those we believe possess competitive advantages, stable earnings, sustainable growth rates and experienced management teams with proven records.

      Our investment strategy succeeded in identifying high performing companies across many market sectors. During the period, specialty retail proved to be the Fund's best performing area, benefiting from a strong economy and a voracious consumer appetite. Top contributors to performance were Chico's FAS, Inc., Urban Outfitters, Inc. and Coach, Inc. Women's clothing retailer, Chico's FAS, Inc., benefited from very strong same-store sales growth and a highly attentive customer service philosophy. Urban Outfitters, Inc., a fashion retailer for young women and men, benefited from strong management, low cost overseas manufacturing and trendy fashion designs. Coach, Inc., a designer, manufacturer and marketer of fine leather goods and accessories, continued to profit from its handbag collection as well as its successful expansion into Japan. As of the end of the period, we have trimmed our exposure to this sector given our concern over the impact that rising energy prices will have on the consumer.

      Stocks within the healthcare sector also performed well for the Fund. During times of economic uncertainty, as was the case for part of the reporting period, investors tend to flock to defensive investments such as healthcare stocks. The Fund's strongest healthcare holding was Coventry Health Care, Inc., a firm that provides managed healthcare services. Coventry Health Care, Inc. successfully completed its acquisition of First Health Group Corp., which boosted profitability and produced greater margins.

      The financials sector also helped performance. The Fund benefited from its underweight in commercial banks, as the group was down overall. Among the best performing stocks in this sector were the Chicago Mercantile Exchange Holdings, Inc. and Legg


                           9 | OPPENHEIMER MIDCAP FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

Mason, Inc. The Chicago Mercantile Exchange Holdings, Inc., the largest U.S. futures exchange and diversified and innovative global financial services marketplace, profited from its new products and trading platform. Legg Mason, Inc., a financial services firm, sold its brokerage unit to Citi Corp. This strategic realignment has allowed the firm to focus on its more lucrative asset management business and as a result the company's stock has soared. Lastly, within the consumer staples sector, Whole Foods Market, Inc. outperformed. A strong management team that successfully executed on its corporate plan drove the company's stock price higher during the period.

      Despite strong performance from most of the Fund's holdings, there were some detractors. One of the primary detractors from Fund performance was being underweighted in energy versus the Index. Approximately half way through the reporting period the S&P Mid-Cap 400 Index increased its exposure to the energy sector. A reallocation of this kind is very uncommon and as a result the Fund, which had been overweighted in energy versus the Index, became underweighted.

      In addition to energy, holdings within the information technology sector held performance back. Disappointments included information technology services providers, such as Affiliated Computer Services, Inc. and Alliance Data Systems Corp. Also hampering performance were the Fund's holdings in the electronic equipment and instruments sector, specifically CDW Corp. and National Instruments Corp. Lastly, in the consumer discretionary sector, Brunswick Corp., a global leader in the leisure products industry, suffered from weak sales due to consumer concerns over rising energy prices.

      Mid-cap stocks tend to be more sensitive to changes in earnings expectations, and tend to have lower trading volumes than large-cap securities, and therefore they may experience more abrupt and erratic price movements.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until October 31, 2005. In the case of Class A, Class B, Class C and Class Y shares, performance is measured from the inception of each Class on December 1, 1997. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C, and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.


                          10 | OPPENHEIMER MIDCAP FUND

      The Fund's performance is compared to that of the S&P Mid-Cap 400 Index. The S&P Mid-Cap 400 Index is an unmanaged index of 400 domestic stocks chosen for market size, market size/liquidity or market size and liquidity, and industry group representation. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                          11 | OPPENHEIMER MIDCAP FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

     CLASS A SHARES
     COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
       Oppenheimer MidCap Fund (Class A)
       S&P Mid-Cap 400 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]


                        Oppenheimer             S&P Midcap
                   MidCap Fund (Class A)        400 Index

12/01/1997                 9,425                  10,000
01/31/1998                 9,519                  10,190
04/30/1998                12,271                  11,743
07/31/1998                11,744                  10,848
10/31/1998                10,207                  10,515
01/31/1999                13,390                  11,892
04/30/1999                14,636                  12,498
07/31/1999                16,382                  12,943
10/31/1999                18,760                  12,731
01/31/2000                25,875                  13,795
04/30/2000                27,564                  15,438
07/31/2000                29,716                  15,713
10/31/2000                28,697                  16,760
01/31/2001                23,903                  17,052
04/30/2001                16,901                  16,525
07/31/2001                15,618                  16,591
10/31/2001                13,608                  14,674
01/31/2002                13,910                  16,493
04/30/2002                13,419                  17,611
07/31/2002                11,201                  14,491
10/31/2002                10,786                  13,972
01/31/2003                10,182                  13,759
04/30/2003                10,871                  14,528
07/31/2003                12,617                  16,498
10/31/2003                13,183                  18,266
01/31/2004                13,230                  19,638
04/30/2004                13,608                  19,532
07/31/2004                13,400                  19,440
10/31/2004                14,193                  20,283
01/31/2005                15,155                  21,819
04/30/2005                14,664                  21,434
07/31/2005                16,637                  24,473
10/31/2005                16,571                  23,863

AVERAGE ANNUAL TOTAL RETURN OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 10/31/05

1 Year 10.04%          5 Year  -11.46%           Since Inception (12/1/97) 6.59%


                          12 | OPPENHEIMER MIDCAP FUND

     CLASS B SHARES
     COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
       Oppenheimer MidCap Fund (Class B)
       S&P Mid-Cap 400 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]


                        Oppenheimer             S&P Midcap
                   MidCap Fund (Class B)        400 Index

12/01/1997                10,000                  10,000
01/31/1998                10,080                  10,190
04/30/1998                12,980                  11,743
07/31/1998                12,390                  10,848
10/31/1998                10,770                  10,515
01/31/1999                14,097                  11,892
04/30/1999                15,379                  12,498
07/31/1999                17,181                  12,943
10/31/1999                19,644                  12,731
01/31/2000                27,043                  13,795
04/30/2000                28,766                  15,438
07/31/2000                30,948                  15,713
10/31/2000                29,827                  16,760
01/31/2001                24,801                  17,052
04/30/2001                17,502                  16,525
07/31/2001                16,150                  16,591
10/31/2001                14,037                  14,674
01/31/2002                14,318                  16,493
04/30/2002                13,787                  17,611
07/31/2002                11,494                  14,491
10/31/2002                11,034                  13,972
01/31/2003                10,393                  13,759
04/30/2003                11,084                  14,528
07/31/2003                12,846                  16,498
10/31/2003                13,387                  18,266
01/31/2004                13,431                  19,638
04/30/2004                13,815                  19,532
07/31/2004                13,604                  19,440
10/31/2004                14,409                  20,283
01/31/2005                15,386                  21,819
04/30/2005                14,888                  21,434
07/31/2005                16,890                  24,473
10/31/2005                16,823                  23,863

AVERAGE ANNUAL TOTAL RETURN OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 10/31/05

1 Year  10.89%         5 Year  -11.44%           Since Inception (12/1/97) 6.79%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE "SINCE INCEPTION" RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                          13 | OPPENHEIMER MIDCAP FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

     CLASS C SHARES
     COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
       Oppenheimer MidCap Fund (Class C)
       S&P Mid-Cap 400 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]


                        Oppenheimer             S&P Midcap
                   MidCap Fund (Class C)        400 Index

12/01/1997                 10,000                 10,000
01/31/1998                 10,090                 10,190
04/30/1998                 12,980                 11,743
07/31/1998                 12,400                 10,848
10/31/1998                 10,760                 10,515
01/31/1999                 14,087                 11,892
04/30/1999                 15,369                 12,498
07/31/1999                 17,171                 12,943
10/31/1999                 19,624                 12,731
01/31/2000                 27,023                 13,795
04/30/2000                 28,746                 15,438
07/31/2000                 30,938                 15,713
10/31/2000                 29,817                 16,760
01/31/2001                 24,791                 17,052
04/30/2001                 17,492                 16,525
07/31/2001                 16,140                 16,591
10/31/2001                 14,037                 14,674
01/31/2002                 14,318                 16,493
04/30/2002                 13,787                 17,611
07/31/2002                 11,484                 14,491
10/31/2002                 11,034                 13,972
01/31/2003                 10,393                 13,759
04/30/2003                 11,084                 14,528
07/31/2003                 12,846                 16,498
10/31/2003                 13,387                 18,266
01/31/2004                 13,407                 19,638
04/30/2004                 13,767                 19,532
07/31/2004                 13,527                 19,440
10/31/2004                 14,308                 20,283
01/31/2005                 15,239                 21,819
04/30/2005                 14,728                 21,434
07/31/2005                 16,671                 24,473
10/31/2005                 16,580                 23,863

AVERAGE ANNUAL TOTAL RETURN OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 10/31/05

1 Year  14.89%         5 Year  -11.07%           Since Inception (12/1/97) 6.60%


                          14 | OPPENHEIMER MIDCAP FUND

     CLASS N SHARES
     COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
       Oppenheimer MidCap Fund (Class N)
       S&P Mid-Cap 400 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]


                        Oppenheimer             S&P Midcap
                   MidCap Fund (Class N)        400 Index

03/01/2001                10,000                  10,000
04/30/2001                 9,161                  10,278
07/31/2001                 8,465                  10,319
10/31/2001                 7,370                   9,126
01/31/2002                 7,528                  10,258
04/30/2002                 7,257                  10,953
07/31/2002                 6,054                   9,013
10/31/2002                 5,824                   8,690
01/31/2003                 5,496                   8,557
04/30/2003                 5,865                   9,036
07/31/2003                 6,801                  10,261
10/31/2003                 7,098                  11,361
01/31/2004                 7,119                  12,214
04/30/2004                 7,323                  12,148
07/31/2004                 7,201                  12,090
10/31/2004                 7,625                  12,615
01/31/2005                 8,137                  13,570
04/30/2005                 7,871                  13,331
07/31/2005                 8,925                  15,221
10/31/2005                 8,884                  14,841

AVERAGE ANNUAL TOTAL RETURN OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 10/31/05

       1 Year  15.51%                   Since Inception (3/1/01)  -2.50%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE "SINCE INCEPTION" RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                          15 | OPPENHEIMER MIDCAP FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

     CLASS Y SHARES
     COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
       Oppenheimer MidCap Fund (Class Y)
       S&P Mid-Cap 400 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]


                        Oppenheimer             S&P Midcap
                   MidCap Fund (Class Y)        400 Index

12/01/1997                10,000                  10,000
01/31/1998                10,110                  10,190
04/30/1998                13,040                  11,743
07/31/1998                12,500                  10,848
10/31/1998                10,880                  10,515
01/31/1999                14,297                  11,892
04/30/1999                15,639                  12,498
07/31/1999                17,521                  12,943
10/31/1999                20,095                  12,731
01/31/2000                27,744                  13,795
04/30/2000                29,596                  15,438
07/31/2000                31,949                  15,713
10/31/2000                30,898                  16,760
01/31/2001                25,771                  17,052
04/30/2001                18,232                  16,525
07/31/2001                16,861                  16,591
10/31/2001                14,708                  14,674
01/31/2002                15,048                  16,493
04/30/2002                14,538                  17,611
07/31/2002                12,155                  14,491
10/31/2002                11,724                  13,972
01/31/2003                11,094                  13,759
04/30/2003                11,844                  14,528
07/31/2003                13,757                  16,498
10/31/2003                14,368                  18,266
01/31/2004                14,438                  19,638
04/30/2004                14,868                  19,532
07/31/2004                14,648                  19,440
10/31/2004                15,529                  20,283
01/31/2005                16,600                  21,819
04/30/2005                16,080                  21,434
07/31/2005                18,272                  24,473
10/31/2005                18,212                  23,863

AVERAGE ANNUAL TOTAL RETURN OF CLASS Y SHARES OF THE FUND AT 10/31/05

1 Year  17.28%         5 Year  -10.03%           Since Inception (12/1/97) 7.87%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE "SINCE INCEPTION" RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                          16 | OPPENHEIMER MIDCAP FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 12/1/97. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 12/1/97. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Class B shares are subject to an annual 0.75% asset-based sales charge. Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion.

CLASS C shares of the Fund were first publicly offered on 12/1/97. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                          17 | OPPENHEIMER MIDCAP FUND

NOTES
--------------------------------------------------------------------------------

CLASS Y shares of the Fund were first publicly offered on 12/1/97. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                          18 | OPPENHEIMER MIDCAP FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended October 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                          19 | OPPENHEIMER MIDCAP FUND

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                             BEGINNING       ENDING          EXPENSES
                             ACCOUNT         ACCOUNT         PAID DURING
                             VALUE           VALUE           6 MONTHS ENDED
                             (5/1/05)        (10/31/05)      OCTOBER 31, 2005
------------------------------------------------------------------------------
Class A Actual               $1,000.00       $ 1,130.00      $  7.27
------------------------------------------------------------------------------
Class A Hypothetical          1,000.00         1,018.40         6.89
------------------------------------------------------------------------------
Class B Actual                1,000.00         1,125.80        11.42
------------------------------------------------------------------------------
Class B Hypothetical          1,000.00         1,014.52        10.82
------------------------------------------------------------------------------
Class C Actual                1,000.00         1,125.80        11.20
------------------------------------------------------------------------------
Class C Hypothetical          1,000.00         1,014.72        10.62
------------------------------------------------------------------------------
Class N Actual                1,000.00         1,128.80         8.35
------------------------------------------------------------------------------
Class N Hypothetical          1,000.00         1,017.39         7.91
------------------------------------------------------------------------------
Class Y Actual                1,000.00         1,132.60         4.74
------------------------------------------------------------------------------
Class Y Hypothetical          1,000.00         1,020.77         4.49

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended October 31, 2005 are as follows:

CLASS          EXPENSE RATIOS
-----------------------------
Class A             1.35%
-----------------------------
Class B             2.12
-----------------------------
Class C             2.08
-----------------------------
Class N             1.55
-----------------------------
Class Y             0.88

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                          20 | OPPENHEIMER MIDCAP FUND

STATEMENT OF INVESTMENTS  October 31, 2005
--------------------------------------------------------------------------------

                                                                  VALUE
                                            SHARES           SEE NOTE 1
-----------------------------------------------------------------------
COMMON STOCKS--99.4%
-----------------------------------------------------------------------
CONSUMER DISCRETIONARY--19.8%
-----------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.5%
Cheesecake Factory,
Inc. (The) 1                               227,189      $     7,797,126
-----------------------------------------------------------------------
P.F. Chang's
China Bistro, Inc. 1                       104,100            4,761,534
-----------------------------------------------------------------------
Starbucks Corp. 1                          550,028           15,554,792
                                                        ---------------
                                                             28,113,452

-----------------------------------------------------------------------
HOUSEHOLD DURABLES--1.4%
Harman
International
Industries, Inc.                           160,900           16,067,474
-----------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--2.0%
Brunswick Corp.                            585,500           22,325,115
-----------------------------------------------------------------------
MEDIA--2.5%
Getty Images, Inc. 1                       347,900           28,879,179
-----------------------------------------------------------------------
SPECIALTY RETAIL--7.8%
Bed Bath &
Beyond, Inc. 1                             392,800           15,916,256
-----------------------------------------------------------------------
Chico's FAS, Inc. 1                        533,100           21,078,774
-----------------------------------------------------------------------
O'Reilly
Automotive, Inc. 1                       1,010,800           28,504,560
-----------------------------------------------------------------------
Tractor Supply Co. 1                       143,900            6,979,150
-----------------------------------------------------------------------
Urban Outfitters,
Inc. 1                                     567,100           16,065,943
                                                        ---------------
                                                             88,544,683

-----------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--3.6%
Coach, Inc. 1                              758,466           24,407,436
-----------------------------------------------------------------------
Polo Ralph
Lauren Corp.                               338,600           16,659,120
                                                        ---------------
                                                             41,066,556

-----------------------------------------------------------------------
CONSUMER STAPLES--2.4%
-----------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.4%
Whole Foods
Market, Inc.                               186,200           26,837,006
-----------------------------------------------------------------------
ENERGY--6.0%
-----------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.2%
BJ Services Co.                            264,400            9,187,900

                                                                  VALUE
                                            SHARES           SEE NOTE 1
-----------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES Continued
Smith
International, Inc.                        471,800      $    15,286,320
                                                        ---------------
                                                             24,474,220

-----------------------------------------------------------------------
OIL & GAS--3.8%
Apache Corp.                               289,300           18,466,019
-----------------------------------------------------------------------
Murphy Oil Corp.                           206,200            9,660,470
-----------------------------------------------------------------------
XTO Energy, Inc.                           360,566           15,670,198
                                                        ---------------
                                                             43,796,687

-----------------------------------------------------------------------
FINANCIALS--10.1%
-----------------------------------------------------------------------
COMMERCIAL BANKS--1.9%
Commerce
Bancorp, Inc.                              722,600           22,017,622
-----------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--6.6%
Chicago Mercantile
Exchange (The)                              77,200           28,189,580
-----------------------------------------------------------------------
Investors Financial
Services Corp.                             280,700           10,717,126
-----------------------------------------------------------------------
Legg Mason, Inc.                           339,300           36,410,283
                                                        ---------------
                                                             75,316,989

-----------------------------------------------------------------------
INSURANCE--1.6%
Brown & Brown, Inc.                        333,600           18,124,488
-----------------------------------------------------------------------
HEALTH CARE--17.8%
-----------------------------------------------------------------------
BIOTECHNOLOGY--2.2%
Affymetrix, Inc. 1                         151,300            6,873,559
-----------------------------------------------------------------------
Gilead Sciences, Inc. 1                    379,300           17,921,925
                                                        ---------------
                                                             24,795,484

-----------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--8.4%
Bard (C.R.), Inc.                          458,100           28,576,278
-----------------------------------------------------------------------
Cooper Cos., Inc.
(The)                                      289,600           19,936,064
-----------------------------------------------------------------------
Gen-Probe, Inc. 1                          367,300           15,000,532
-----------------------------------------------------------------------
ResMed, Inc. 1                             236,200            9,006,306
-----------------------------------------------------------------------
Varian Medical
Systems, Inc. 1                            511,952           23,324,533
                                                        ---------------
                                                             95,843,713


                          21 | OPPENHEIMER MIDCAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                  VALUE
                                            SHARES           SEE NOTE 1
-----------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--7.2%
Coventry Health
Care, Inc. 1                               608,325      $    32,843,467
-----------------------------------------------------------------------
Health Management
Associates, Inc., Cl. A                  1,193,700           25,557,117
-----------------------------------------------------------------------
Patterson Cos., Inc. 1                     560,500           23,193,490
                                                        ---------------
                                                             81,594,074

-----------------------------------------------------------------------
INDUSTRIALS--18.3%
-----------------------------------------------------------------------
AEROSPACE & DEFENSE--3.2%
L-3 Communications
Holdings, Inc.                             228,700           17,797,434
-----------------------------------------------------------------------
Rockwell Collins, Inc.                     406,100           18,607,502
                                                        ---------------
                                                             36,404,936

-----------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--4.9%
C.H. Robinson
Worldwide, Inc.                            664,600           23,433,796
-----------------------------------------------------------------------
Expeditors
International of
Washington, Inc.                           534,700           32,440,249
                                                        ---------------
                                                             55,874,045

-----------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--3.6%
Corporate Executive
Board Co.                                  268,400           22,180,576
-----------------------------------------------------------------------
Stericycle, Inc. 1                         327,300           18,839,388
                                                        ---------------
                                                             41,019,964

-----------------------------------------------------------------------
MACHINERY--3.5%
Donaldson Co., Inc.                        498,500           15,578,125
-----------------------------------------------------------------------
Oshkosh Truck Corp.                        556,000           24,219,360
                                                        ---------------
                                                             39,797,485

-----------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--3.1%
Fastenal Co.                               500,100           35,072,013
-----------------------------------------------------------------------
INFORMATION TECHNOLOGY--25.0%
-----------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.5%
Comverse
Technology, Inc. 1                       1,124,300           28,219,930
-----------------------------------------------------------------------
ITF Optical
Technologies, Inc. 1,2                     384,000              125,000
                                                        ---------------
                                                             28,344,930

                                                                  VALUE
                                            SHARES           SEE NOTE 1
-----------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.3%
CDW Corp.                                  259,900      $    14,645,365
-----------------------------------------------------------------------
IT SERVICES--9.5%
Alliance Data
Systems Corp. 1                            527,800           18,768,568
-----------------------------------------------------------------------
Cognizant
Technology
Solutions Corp. 1                          504,800           22,201,104
-----------------------------------------------------------------------
Fiserv, Inc. 1                             611,600           26,714,688
-----------------------------------------------------------------------
Global Payments,
Inc.                                       479,400           20,542,290
-----------------------------------------------------------------------
NAVTEQ Corp. 1                             231,000            9,036,720
-----------------------------------------------------------------------
SRA International,
Inc., Cl. A 1                              348,300           11,431,206
                                                        ---------------
                                                            108,694,576

-----------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.4%
Linear Technology
Corp.                                      640,000           21,254,400
-----------------------------------------------------------------------
Microchip
Technology, Inc.                           589,500           17,785,215
                                                        ---------------
                                                             39,039,615

-----------------------------------------------------------------------
SOFTWARE--8.3%
Activision, Inc. 1                       1,038,933           16,383,973
-----------------------------------------------------------------------
Adobe Systems, Inc.                        655,200           21,130,200
-----------------------------------------------------------------------
Amdocs Ltd. 1                              652,900           17,282,263
-----------------------------------------------------------------------
Autodesk, Inc.                             422,800           19,080,964
-----------------------------------------------------------------------
Electronic Arts, Inc. 1                    212,500           12,087,000
-----------------------------------------------------------------------
FactSet Research
Systems, Inc.                              230,550            8,085,389
                                                        ---------------
                                                             94,049,789
                                                        ---------------
Total Common Stocks
(Cost $865,752,558)                                       1,130,739,460

-----------------------------------------------------------------------
PREFERRED STOCKS--0.0%
-----------------------------------------------------------------------
Centerpoint
Broadband
Technologies, Inc.,
Cv., Series D 1,2
(Cost $5,999,997)                          556,586                   --


                          22 | OPPENHEIMER MIDCAP FUND

                                         PRINCIPAL                VALUE
                                            AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.6%
-----------------------------------------------------------------------
Undivided interest of 1.05% in joint
repurchase agreement (Principal
Amount/Value $647,082,000, with a
maturity value of $647,153,179) with
UBS Warburg LLC, 3.96%, dated
10/31/05, to be repurchased at
$6,821,750 on  11/1/05, collateralized
by Federal National Mortgage Assn.,
5%, 10/1/35, with a value of
$661,717,556 (Cost $6,821,000)         $ 6,821,000      $     6,821,000

                                                                  VALUE
                                                             SEE NOTE 1
-----------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $878,573,555)                          100.0%     $ 1,137,560,460
-----------------------------------------------------------------------
LIABILITIES
IN EXCESS OF
OTHER ASSETS                                   0.0               17,552
                                       --------------------------------
NET ASSETS                                   100.0%     $ 1,137,578,012
                                       ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of October 31, 2005 was $125,000, which represents 0.01% of the Fund's net assets, all of which is considered restricted. See Note 5 of Notes to Financial Statements.

Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2005. There were no affiliate securities held by the Fund as of October 31, 2005. Transactions during the period in which the issuer was an affiliate are as follows:

                                                      SHARES          GROSS           GROSS              SHARES
                                               OCT. 31, 2004      ADDITIONS      REDUCTIONS       OCT. 31, 2005
---------------------------------------------------------------------------------------------------------------
Axsun Technologies, Inc., Cv., Series C              771,208             --         771,208                  --

                                                                      VALUE        DIVIDEND            REALIZED
                                                                 SEE NOTE 1          INCOME                LOSS
---------------------------------------------------------------------------------------------------------------
Axsun Technologies, Inc., Cv., Series C                                 $--             $--          $8,537,273

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          23 | OPPENHEIMER MIDCAP FUND

STATEMENT OF ASSETS AND LIABILITIES  October 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (cost $878,573,555)--see accompanying
  statement of investments                                      $ 1,137,560,460
--------------------------------------------------------------------------------
Cash                                                                    619,923
--------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                    2,059,389
Interest and dividends                                                  192,207
Receivable from transfer agent                                           37,637
Other                                                                     8,968
                                                                ----------------
Total assets                                                      1,140,478,584

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                1,692,603
Shareholder communications                                              497,243
Transfer and shareholder servicing agent fees                           298,083
Distribution and service plan fees                                      226,272
Trustees' compensation                                                  158,124
Other                                                                    28,247
                                                                ----------------
Total liabilities                                                     2,900,572

--------------------------------------------------------------------------------
NET ASSETS                                                      $ 1,137,578,012
                                                                ================

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Paid-in capital                                                 $ 1,943,533,594
--------------------------------------------------------------------------------
Accumulated net investment loss                                        (153,273)
--------------------------------------------------------------------------------
Accumulated net realized loss on investments                     (1,064,789,214)
--------------------------------------------------------------------------------
Net unrealized appreciation on investments                          258,986,905
                                                                ----------------
NET ASSETS                                                      $ 1,137,578,012
                                                                ================


                          24 | OPPENHEIMER MIDCAP FUND

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $618,270,019 and 35,209,752 shares of beneficial
interest outstanding)                                                    $17.56
Maximum offering price per share (net asset value plus sales
charge of 5.75% of offering price)                                       $18.63
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $310,352,184 and 18,744,588 shares of beneficial
interest outstanding)                                                    $16.56
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $137,308,502 and 8,293,413 shares of beneficial interest
outstanding)                                                             $16.56
--------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $34,878,502 and 2,008,920 shares of beneficial interest
outstanding)                                                             $17.36
--------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share
(based on net assets of $36,768,805 and 2,020,997 shares of
beneficial interest outstanding)                                         $18.19

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          25 | OPPENHEIMER MIDCAP FUND

STATEMENT OF OPERATIONS  For the Year Ended October 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                       $     4,143,005
--------------------------------------------------------------------------------
Interest                                                                245,822
--------------------------------------------------------------------------------
Other income                                                            121,431
                                                                ----------------
Total investment income                                               4,510,258

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       7,301,284
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               1,396,051
Class B                                                               3,193,935
Class C                                                               1,266,195
Class N                                                                 146,798
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                               2,218,325
Class B                                                               1,512,223
Class C                                                                 534,887
Class N                                                                 135,824
Class Y                                                                  64,944
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 405,764
Class B                                                                 324,396
Class C                                                                  86,701
Class N                                                                   6,715
--------------------------------------------------------------------------------
Trustees' compensation                                                   23,782
--------------------------------------------------------------------------------
Custodian fees and expenses                                              16,427
--------------------------------------------------------------------------------
Administration service fees                                               1,500
--------------------------------------------------------------------------------
Other                                                                    46,645
                                                                ----------------
Total expenses                                                       18,682,396
Less reduction to custodian expenses                                       (712)
Less waivers and reimbursements of expenses                            (738,066)
                                                                ----------------
Net expenses                                                         17,943,618

--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                 (13,433,360)


                          26 | OPPENHEIMER MIDCAP FUND

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments:
  Unaffiliated companies                                        $    70,199,319
  Affiliated companies                                               (8,537,273)
                                                                ----------------
Net realized gain                                                    61,662,046
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                111,575,281

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $   159,803,967
                                                                ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          27 | OPPENHEIMER MIDCAP FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED OCTOBER 31,                                                      2005              2004
---------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------
Net investment loss                                             $    (13,433,360)  $   (12,888,844)
---------------------------------------------------------------------------------------------------
Net realized gain                                                     61,662,046        93,338,556
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                111,575,281       (17,276,110)
                                                                -----------------------------------
Net increase in net assets resulting from operations                 159,803,967        63,173,602

---------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                               28,238,994        41,101,126
Class B                                                              (48,950,188)      (36,309,315)
Class C                                                                9,175,002          (222,383)
Class N                                                                8,099,224         4,493,365
Class Y                                                                8,312,490         5,221,032

---------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------
Total increase                                                       164,679,489        77,457,427
---------------------------------------------------------------------------------------------------
Beginning of period                                                  972,898,523       895,441,096
                                                                -----------------------------------
End of period (including accumulated net investment loss
of $153,273 and $165,364, respectively)                         $  1,137,578,012   $   972,898,523
                                                                ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          28 | OPPENHEIMER MIDCAP FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A          YEAR ENDED OCTOBER 31,            2005            2004            2003            2002            2001
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $     15.04     $     13.97     $     11.43     $     14.42     $     30.41
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                (.15) 1         (.17)           (.12)           (.13)           (.02)
Net realized and unrealized gain (loss)            2.67            1.24            2.66           (2.86)         (15.97)
                                            -----------------------------------------------------------------------------
Total from investment operations                   2.52            1.07            2.54           (2.99)         (15.99)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $     17.56     $     15.04     $     13.97     $     11.43     $     14.42
                                            =============================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                16.76%           7.66%          22.22%         (20.74)%        (52.58)%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $   618,270     $   504,292     $   430,514     $   351,983     $   532,338
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $   570,513     $   457,926     $   366,050     $   460,797     $   718,814
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                               (0.94)%         (1.05)%         (1.01)%         (1.06)%         (0.09)%
Total expenses                                     1.39%           1.42%           1.61%           1.68%           1.33%
Expenses after payments and waivers and
reduction to custodian expenses                    1.35%           1.33%           1.32%           1.47%           1.32%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              39%            114%             76%             51%             84%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          29 | OPPENHEIMER MIDCAP FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B          YEAR ENDED OCTOBER 31,            2005            2004            2003            2002            2001
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $     14.29     $     13.37     $     11.02     $     14.02     $     29.79
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                (.27) 1         (.30)           (.23)           (.30)           (.15)
Net realized and unrealized gain (loss)            2.54            1.22            2.58           (2.70)         (15.62)
                                            -----------------------------------------------------------------------------
Total from investment operations                   2.27             .92            2.35           (3.00)         (15.77)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $     16.56     $     14.29     $     13.37     $     11.02     $     14.02
                                            =============================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                15.89%           6.88%          21.33%         (21.40)%        (52.94)%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $   310,352     $   312,315     $   327,880     $   291,397     $   438,962
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $   319,953     $   316,748     $   291,209     $   385,917     $   592,096
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                               (1.71)%         (1.83)%         (1.75)%         (1.85)%         (0.84)%
Total expenses                                     2.26%           2.30%           2.51%           2.48%           2.08%
Expenses after payments and waivers and
reduction to custodian expenses                    2.14%           2.12%           2.06%           2.27%           2.07%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              39%            114%             76%             51%             84%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          30 | OPPENHEIMER MIDCAP FUND

CLASS C          YEAR ENDED OCTOBER 31,            2005            2004            2003            2002            2001
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $     14.29     $     13.37     $     11.02     $     14.02     $     29.78
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                (.26) 1         (.25)           (.20)           (.30)           (.15)
Net realized and unrealized gain (loss)            2.53            1.17            2.55           (2.70)         (15.61)
                                            -----------------------------------------------------------------------------
Total from investment operations                   2.27             .92            2.35           (3.00)         (15.76)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $     16.56     $     14.29     $     13.37     $     11.02     $     14.02
                                            =============================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                15.89%           6.88%          21.33%         (21.40)%        (52.92)%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $   137,308     $   110,018     $   103,271     $    83,351     $   128,230
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $   126,925     $   105,285     $    87,528     $   112,436     $   170,129
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                               (1.68)%         (1.81)%         (1.77)%         (1.84)%         (0.85)%
Total expenses                                     2.17%           2.26%           2.49%           2.47%           2.08%
Expenses after payments and waivers and
reduction to custodian expenses                    2.10%           2.10%           2.08%           2.26%           2.07%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              39%            114%             76%             51%             84%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          31 | OPPENHEIMER MIDCAP FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N          YEAR ENDED OCTOBER 31,            2005            2004            2003            2002          2001 1
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $     14.90     $     13.87     $     11.38     $     14.40     $     19.54
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                (.19) 2         (.18)           (.17)           (.14)           (.05)
Net realized and unrealized gain (loss)            2.65            1.21            2.66           (2.88)          (5.09)
                                            -----------------------------------------------------------------------------
Total from investment operations                   2.46            1.03            2.49           (3.02)          (5.14)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $     17.36     $     14.90     $     13.87     $     11.38     $     14.40
                                            =============================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                16.51%           7.43%          21.88%         (20.97)%        (26.31)%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $    34,879     $    22,488     $    16,606     $     8,846     $     2,268
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $    29,445     $    18,969     $    11,846     $     6,576     $     1,250
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                               (1.15)%         (1.28)%         (1.34)%         (1.28)%         (0.94)%
Total expenses                                     1.67%           1.80%           1.86%           1.87%           1.73%
Expenses after payments and waivers and
reduction to custodian expenses                    1.55%           1.57%           1.64%           1.66%           1.72%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              39%            114%             76%             51%             84%

1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          32 | OPPENHEIMER MIDCAP FUND

CLASS Y          YEAR ENDED OCTOBER 31,            2005            2004            2003            2002            2001
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $     15.51     $     14.35     $     11.71     $     14.69     $     30.86
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                (.08) 1         (.13)           (.19)           (.08)           (.08)
Net realized and unrealized gain (loss)            2.76            1.29            2.83           (2.90)         (16.09)
                                            -----------------------------------------------------------------------------
Total from investment operations                   2.68            1.16            2.64           (2.98)         (16.17)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $     18.19     $     15.51     $     14.35     $     11.71     $     14.69
                                            =============================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                17.28%           8.08%          22.55%         (20.29)%        (52.40)%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $    36,769     $    23,785     $    17,171     $     7,419     $     4,759
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $    31,030     $    19,540     $    11,928     $     6,449     $     2,720
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                               (0.49)%         (0.69)%         (0.80)%         (0.39)%         (0.12)%
Total expenses                                     0.89%           0.98%           1.11%           0.83%           1.07%
Expenses after payments and waivers and
reduction to custodian expenses                    0.89%           0.98%           1.11%           0.83%           1.02%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              39%            114%             76%             51%             84%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          33 | OPPENHEIMER MIDCAP FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer MidCap Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by


                          34 | OPPENHEIMER MIDCAP FUND
such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                               NET UNREALIZED
                                                                 APPRECIATION
                                                             BASED ON COST OF
                                                               SECURITIES AND
   UNDISTRIBUTED    UNDISTRIBUTED            ACCUMULATED    OTHER INVESTMENTS
   NET INVESTMENT       LONG-TERM                   LOSS   FOR FEDERAL INCOME
   INCOME                    GAIN     CARRYFORWARD 1,2,3         TAX PURPOSES
   --------------------------------------------------------------------------
   $--                        $--         $1,064,638,023         $258,835,713

1. As of October 31, 2005, the Fund had $1,064,638,023 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of October 31, 2005, details of the capital loss carryforwards were as follows:


                          35 | OPPENHEIMER MIDCAP FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

                          EXPIRING
                          --------------------------
                          2009        $  759,109,628
                          2010           237,892,098
                          2011            67,636,297
                                      --------------
                          TOTAL       $1,064,638,023
                                      ==============

2. During the fiscal year ended October 31, 2005, the Fund utilized $61,371,387 of capital loss carryforward to offset capital gains realized in that fiscal year.

3. During the fiscal year ended October 31, 2004, the Fund utilized $93,361,075 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for October 31, 2005. Net assets of the Fund were unaffected by the reclassifications.

                                 REDUCTION TO          INCREASE TO
                                  ACCUMULATED      ACCUMULATED NET
            REDUCTION TO       NET INVESTMENT        REALIZED LOSS
            PAID-IN CAPITAL              LOSS       ON INVESTMENTS
            ------------------------------------------------------
            $12,924,131           $13,445,451             $521,320

No distributions were paid during the years ended October 31, 2005 and October 31, 2004.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                 Federal tax cost of securities        $ 878,724,748
                                                       ==============
                 Gross unrealized appreciation         $ 280,919,532
                 Gross unrealized depreciation           (22,083,819)
                                                       --------------
                 Net unrealized appreciation           $ 258,835,713
                                                       ==============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended October 31, 2005, the Fund's projected benefit obligations were decreased by $8,812 and payments of $4,152 were made to retired trustees, resulting in an accumulated liability of $145,312 as of October 31, 2005.


                          36 | OPPENHEIMER MIDCAP FUND

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                          37 | OPPENHEIMER MIDCAP FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                          YEAR ENDED OCTOBER 31, 2005     YEAR ENDED OCTOBER 31, 2004
                              SHARES           AMOUNT         SHARES           AMOUNT
--------------------------------------------------------------------------------------
CLASS A
Sold                      11,360,512    $ 187,484,134     12,246,136    $ 177,432,418
Redeemed                  (9,680,275)    (159,245,140)    (9,541,964)    (136,331,292)
                          ------------------------------------------------------------
Net increase               1,680,237    $  28,238,994      2,704,172    $  41,101,126
                          ============================================================

--------------------------------------------------------------------------------------
CLASS B
Sold                       2,895,842    $  44,967,755      3,400,008    $  46,414,529
Redeemed                  (6,005,026)     (93,917,943)    (6,061,337)     (82,723,844)
                          ------------------------------------------------------------
Net decrease              (3,109,184)   $ (48,950,188)    (2,661,329)   $ (36,309,315)
                          ============================================================

--------------------------------------------------------------------------------------
CLASS C
Sold                       2,529,971    $  39,392,766      2,068,251    $  28,190,122
Redeemed                  (1,937,019)     (30,217,764)    (2,092,647)     (28,412,505)
                          ------------------------------------------------------------
Net increase (decrease)      592,952    $   9,175,002        (24,396)   $    (222,383)
                          ============================================================

--------------------------------------------------------------------------------------
CLASS N
Sold                       1,165,948    $  18,962,715        849,973    $  12,080,873
Redeemed                    (666,117)     (10,863,491)      (538,064)      (7,587,508)
                          ------------------------------------------------------------
Net increase                 499,831    $   8,099,224        311,909    $   4,493,365
                          ============================================================

--------------------------------------------------------------------------------------
CLASS Y
Sold                         908,834    $  15,524,588        908,690    $  13,499,650
Redeemed                    (421,042)      (7,212,098)      (571,650)      (8,278,618)
                          ------------------------------------------------------------
Net increase                 487,792    $   8,312,490        337,040    $   5,221,032
                          ============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended October 31, 2005, were as follows:

                                PURCHASES            SALES
----------------------------------------------------------
Investment securities        $418,968,604     $415,035,791

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million, 0.58% of the next $1 billion, and 0.56% of average annual net assets in excess of $2.5 billion.


                          38 | OPPENHEIMER MIDCAP FUND

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended October 31, 2005, the Fund paid $3,710,067 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at October 31, 2005 for Class B, Class C and Class N shares were $16,443,602, $4,410,856 and $487,197, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance,


                          39 | OPPENHEIMER MIDCAP FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                        CLASS A        CLASS B        CLASS C         CLASS N
                        CLASS A      CONTINGENT     CONTINGENT     CONTINGENT      CONTINGENT
                      FRONT-END        DEFERRED       DEFERRED       DEFERRED        DEFERRED
                  SALES CHARGES   SALES CHARGES  SALES CHARGES  SALES CHARGES   SALES CHARGES
                    RETAINED BY     RETAINED BY    RETAINED BY    RETAINED BY     RETAINED BY
YEAR ENDED          DISTRIBUTOR     DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR     DISTRIBUTOR
---------------------------------------------------------------------------------------------
October 31, 2005       $500,715         $16,155       $726,957        $23,685         $13,596

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended October 31, 2005, OFS waived $221,529, $392,386, $90,649 and $33,502 for Class A, Class B, Class C and
Class N shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID OR RESTRICTED SECURITIES

As of October 31, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                                                                    VALUATION AS OF
                                       ACQUISITION                      OCTOBER 31,       UNREALIZED
SECURITY                                     DATES           COST              2005     DEPRECIATION
----------------------------------------------------------------------------------------------------
Centerpoint Broadband Technologies,
Inc., Cv., Series D                       10/23/00   $  5,999,997          $     --     $  5,999,997
ITF Optical Technologies, Inc.              4/7/00      5,000,000           125,000        4,875,000
                                                     -----------------------------------------------
                                                     $ 10,999,997          $125,000     $ 10,874,997
                                                     ===============================================


                          40 | OPPENHEIMER MIDCAP FUND

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                          41 | OPPENHEIMER MIDCAP FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER MIDCAP FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer MidCap Fund, including the statement of investments, as of October 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer MidCap Fund as of October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Denver, Colorado
December 20, 2005


                          42 | OPPENHEIMER MIDCAP FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2006, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2005. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                          43 | OPPENHEIMER MIDCAP FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                          44 | OPPENHEIMER MIDCAP FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH   PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD; NUMBER OF
THE FUND, LENGTH OF SERVICE,  PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
AGE
INDEPENDENT                   THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, CO 80112-3924.
TRUSTEES                      EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR
                              REMOVAL.

THOMAS W. COURTNEY,           Principal of Courtney Associates, Inc. (venture capital firm) (since 1982); General Partner of
Chairman of the               Trivest Venture Fund (private venture capital fund); President of Investment Counseling Federated
Board of Trustees, Trustee    Investors, Inc. (1973-1982); Trustee of the following open-end investment companies: Cash Assets
(since 1997)                  Trust, PIMCO Advisors VIT, Tax Free Trust of Arizona (since 1984) and four funds for the Hawaiian
Age: 72                       Tax Free Trust. Oversees 10 portfolios in the OppenheimerFunds complex.

PAUL Y. CLINTON,              Principal of Clinton Management Associates (financial and venture capital consulting firm) (since
Trustee (since 1997)          1996); Trustee of PIMCO Advisors VIT (open-end investment company); Trustee of Capital Cash
Age: 74                       Management Trust (money market fund) (1979-December 2004); Trustee of Narragansett Insured Tax-Free
                              Income Fund (tax-exempt bond fund) (1996-December 2004); Trustee of Prime Cash Fund (1996-December
                              2004); and Director of OCC Cash Reserves, Inc. (open-end investment company) (1989-December 2002).
                              Oversees 10 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,              A trustee or director of other Oppenheimer funds. Oversees 48 portfolios in the OppenheimerFunds
Trustee (since 1998)          complex.
Age: 72

LACY B. HERRMANN,             Founder and Chairman Emeritus of Aquila Management Corporation (open-end investment company) (since
Trustee (since 1997)          December 2004); Chairman and Chief Executive Officer of Aquila Management Corporation (since August
Age: 76                       1984); Chairman of the Board and President of Aquila Management Corporation (August 1984-December
                              1984); Vice President, Director and Secretary of Aquila Distributors, Inc. (distributor of Aquila
                              Management Corporation); Treasurer of Aquila Distributors, Inc.; President and Chairman of the Board
                              of Trustees of Capital Cash Management Trust ("CCMT"); President and Director of STCM Management
                              Company, Inc. (sponsor and adviser to CCMT); Chairman, President and Director of InCap Management
                              Corporation (nature of business); Sub-Advisor and Administrator of Prime Cash Fund & Short Term
                              Asset Reserves (nature of business); Director of OCC Cash Reserves, Inc. (open-end investment company) (until June 2003); Trustee of OCC Accumulation Trust (open-end investment company);
                              Chairman of the Board of Trustees and President of Hawaiian Tax-Free Trust (open-end investment company) (February 1985-December 2003); Trustee Emeritus of Brown University (since June 1983) .
                              Oversees 10 portfolios in the OppenheimerFunds complex.

BRIAN WRUBLE,                 General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995); Director of Special
Trustee (since 2001)          Value Opportunities Fund, LLC (registered investment company) (since September 2004); Director of
Age: 62                       Zurich Financial Investment Advisory Board (affiliate of the Manager's parent company) (since
                              October 2004); Board of Governing Trustees of The Jackson Laboratory (non-profit) (since August
                              1990); Trustee of the Institute for Advanced Study (non-profit educational institute) (since May
                              1992); Special Limited Partner of Odyssey Investment Partners, LLC (private equity investment)
                              (January 1999-September 2004); Trustee of Research Foundation of AIMR (2000-2002) (investment research, non-profit); Governor, Jerome Levy Economics Institute of Bard College (August
                              1990-September 2001) (economics research); Director of Ray & Berendtson, Inc.


                          45 | OPPENHEIMER MIDCAP FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BRIAN WRUBLE,                 (May 2000-April 2002) (executive search firm). Oversees 48 portfolios in the OppenheimerFunds
Continued                     complex.

-----------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS                THE ADDRESS OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. O'HARE, MURPHY, AND ZACK,
OF THE FUND                   TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NEW YORK 10281-1008, AND FOR
                              MR. WIXTED AND MR. VANDEHEY, 6803 S. TUCSON WAY, CENTENNIAL, COLORADO 80112-3924. EACH OFFICER
                              SERVES FOR AN ANNUAL TERM OR UNTIL HIS EARLIER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

JOHN O'HARE,                  Vice President of the Manager since September 2003. Formerly Executive Vice President and Portfolio
Vice President                Manager (June 2000 - August 2003) and Portfolio Manager and Senior Vice President (August 1997 -
(since 2003)                  June 2000) at Geneva Capital Management, Ltd. (an investment advisor). Mr. O'Hare holds a BBA in
Age: 46                       Finance and Economics from the University of Wisconsin and is a Chartered Financial Analyst. An
                              officer of 2 portfolios in the OppenheimerFunds complex.

JOHN V. MURPHY,               Chairman, Chief Executive Officer and Director (since June 2001) and President (since September
President (since 2001)        2000) of the Manager; President and director or trustee of other Oppenheimer funds; President and
Age: 56                       Director of Oppenheimer Acquisition Corp. ("OAC") (the Manager's parent holding company) and of
                              Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since July
                              2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (since November
                              2001); Chairman and Director of Shareholder Services, Inc. and of Shareholder Financial Services,
                              Inc. (transfer agent subsidiaries of the Manager) (since July 2001); President and Director of
                              OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July
                              2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional
                              Asset Management, Inc., Centennial Asset Management Corporation, Trinity Investment Management
                              Corporation and Tremont Capital Management, Inc. (since November 2001), HarbourView Asset Management
                              Corporation and OFI Private Investments, Inc. (since July 2001); President (since November 1, 2001)
                              and Director (since July 2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice President
                              of Massachusetts Mutual Life Insurance Company (OAC's parent company) (since February 1997);
                              Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC)
                              (since June 1995); Member of the Investment Company Institute's Board of Governors (since October 3,
                              2003); Chief Operating Officer of the Manager (September 2000-June 2001); President and Trustee of
                              MML Series Investment Fund and MassMutual Select Funds (open-end investment companies) (November
                              1999-November 2001); Director of C.M. Life Insurance Company (September 1999-August 2000);
                              President, Chief Executive Officer and Director of MML Bay State Life Insurance Company (September
                              1999-August 2000); Director of Emerald Isle Bancorp and Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998). Oversees 77 portfolios in the
                              OppenheimerFunds complex as a director or trustee and officer and an additional 10 portfolios as an officer.

MARK S. VANDEHEY,             Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Vice President
Vice President and            of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder
Chief Compliance Officer      Services, Inc. (since June 1983). Former Vice President and Director of Internal Audit of the
(since 2004)                  Manager (1997- February 2004). An officer of 87 portfolios in the OppenheimerFunds complex.
Age: 55


                          46 | OPPENHEIMER MIDCAP FUND

BRIAN W. WIXTED,              Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the following:
Treasurer (since 1999)        HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder
Age: 46                       Services, Inc., Oppenheimer Real Asset Management Corporation, and Oppenheimer Partnership Holdings,
                              Inc. (since March 1999), OFI Private Investments, Inc. (since March 2000), OppenheimerFunds
                              International Ltd. (since May 2000), OppenheimerFunds plc (since May 2000), OFI Institutional Asset
                              Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI
                              Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March 1999),Centennial Asset Management Corporation (March 1999-October 2003)
                              and OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief Operating Officer of
                              Bankers Trust Company-Mutual Fund Services Division (March 1995-March 1999). An officer of 87 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,               Executive Vice President (since January 2004) and General Counsel (since March 2002) of the Manager;
Secretary (since 2001)        General Counsel and Director of the Distributor (since December 2001); General Counsel of Centennial
Age: 57                       Asset Management Corporation (since December 2001); Senior Vice President and General Counsel of
                              HarbourView Asset Management Corporation (since December 2001); Secretary and General Counsel of OAC
                              (since November 2001); Assistant Secretary (since September 1997) and Director (since November 2001)
                              of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and Director of
                              Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset
                              Management, Inc. (since November 2001); Senior Vice President, General Counsel and Director of
                              Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior
                              Vice President, General Counsel and Director of OFI Private Investments, Inc. and OFI Trust Company
                              (since November 2001); Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior
                              Vice President and General Counsel of OFI Institutional Asset Management, Inc. (since November
                              2001); Director of OppenheimerFunds (Asia) Limited (since December 2003); Senior Vice President (May
                              1985-December 2003), Acting General Counsel (November 2001-February 2002) and Associate General
                              Counsel (May 1981-October 2001) of the Manager; Assistant Secretary of the following: Shareholder
                              Services, Inc. (May 1985-November 2001), Shareholder Financial Services, Inc. (November
                              1989-November 2001), and OppenheimerFunds International Ltd. (September 1997-November 2001). An
                              officer of 87 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                          47 | OPPENHEIMER MIDCAP FUND



ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $17,000 in fiscal 2005 and $15,000 in fiscal 2004.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $156,805 in fiscal 2005 and $39,500 in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services: internal control reviews.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $5,000 in fiscal 2005 and $6,000 in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services: Computations of capital gain tax liability, preparation of tax returns, preparation of Form 5500 and tax consultations on pass through of foreign withholding taxes and mortgage dollar roll transactions.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2005 and $103 in fiscal 2004.

Such services: the cost to the principal accountant of attending audit committee meetings.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $161,805 in fiscal 2005 and $45,603 in fiscal 2004 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

      The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S AUDIT COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Audit Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of October 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange

Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer MidCap Fund


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: December 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: December 20, 2005


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: December 20, 2005